Acquisition of Star 26 - Schedule of Allocation of the Purchase Price (Details) - Acquisition of Star Twenty Six [Member] $ in Thousands	Jan. 12, 2026 USD ($)
Schedule of Allocation of the Purchase Price [Line Items]
Net tangible assets acquired	$ (3,702)
Total	333
Intangible assets of available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities of available for sale	(208)
Goodwill	72,255
Allocation of the purchase price	69,433
Customer Relationships [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Total	31
Distributor relations [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Total	16
Order backlog [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Total	$ 190